Description of Business Description of Business - Restructuring Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Payment of creditor expenses, settlement charges, and other fees	$ 20	$ 17
Notes Payable, Related Parties, Current	35
Caesars Entertainment Operating Company [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	6,601	905
Payment of creditor expenses, settlement charges, and other fees	195	0
Notes Payable, Related Parties, Current	35	35
Caesars Entertainment Operating Company [Member] | Call Option [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment	131	0
Caesars Entertainment Operating Company [Member] | Convertible Debt [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment	1,600	0
Caesars Entertainment Operating Company [Member] | Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	2,936	0
Caesars Entertainment Operating Company [Member] | Fixed Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	970	484
Caesars Entertainment Operating Company [Member] | Bank Guaranty Settlement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	$ 734	$ 386